SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2026
SCHEDULE OF SHARE CAPITAL
	June 30, 2026	December 31, 2025
	USD	USD
Paid up capital:
132,425,321 ordinary shares (2025: 132,425,321 ordinary shares):
At the end of reporting period	132,425	132,425